Net Income (Loss) Per Share - Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share based awards
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares	162	41	266	233